Reinsurance (Income Statement Reinsurance Results) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Premiums:
Direct	$ 1,874,352	$ 1,846,109	$ 1,853,184
Assumed	271,129	92	(61)
Ceded	(1,598,280)	(1,453,074)	(1,524,226)
Net premiums	547,201	393,127	328,897
Policy charges and fee income:
Direct	3,224,720	3,190,753	2,995,595
Assumed	808,083	899,767	604,311
Ceded	(2,325,465)	3,292,277	(2,063,300)
Net policy charges and fee income	1,707,338	7,382,797	1,536,606
Net investment income:
Direct	3,262,367	2,474,541	1,700,684
Assumed	1,294	1,325	1,364
Ceded	(53,139)	(53,849)	(26,526)
Net investment income	3,210,522	2,422,017	1,675,522
Asset administration fees:
Direct	315,865	329,181	323,444
Ceded	(110,533)	(105,618)	(90,494)
Net asset administration fees	205,332	223,563	232,950
Other income (loss):
Direct	594,774	297,868	636,930
Assumed	752	2,983	(475)
Ceded	1,666,250	458,905	114,908
Net other income (loss)	2,261,776	759,756	751,363
Realized investment gains (losses), net:
Direct	(1,207,587)	500,023	(1,203,453)
Assumed	46,559	85,248	162,291
Ceded	(269,397)	(133,854)	(105,937)
Realized investment gains (losses), net	(1,430,425)	451,417	(1,147,099)
Change in value of market risk benefits, net of related hedging gains (losses):
Direct	(433,206)	(98,562)	287,936
Assumed	958	2,626	(4,115)
Ceded	(74,746)	(338,019)	(390,594)
Net change in value of market risk benefits, net of related hedging gain (loss)	(506,994)	(433,955)	(106,773)
Policyholders’ benefits (including change in reserves):
Direct	4,242,114	3,825,305	3,354,306
Assumed	1,310,907	1,058,315	1,258,651
Ceded	(4,773,299)	3,468,713	(4,109,168)
Net policyholders’ benefits (including change in reserves)	779,722	8,352,333	503,789
Change in estimates of liability for future policy benefits:
Direct	(97,867)	303,141	(18,361)
Assumed	(39,222)	92,766	8,644
Ceded	57,584	(416,550)	13,669
Change in estimates of liability for future policy benefits	(79,505)	(20,643)	3,952
Interest credited to policyholders’ account balances:
Direct	1,485,366	1,310,867	884,527
Assumed	130,432	153,052	136,725
Ceded	(438,138)	(426,188)	(399,607)
Net interest credited to policyholders’ account balances	1,177,660	1,037,731	621,645
Reinsurance expense allowances and general and administrative expenses, net of capitalization and amortization	(388,473)	(1,398,843)	(403,517)
Unaffiliated activity
Premiums:
Assumed	104	89	(69)
Ceded	(349,326)	(107,449)	(70,169)
Policy charges and fee income:
Assumed	1,379	1,381	1,563
Ceded	(5,208,556)	(191,368)	(143,764)
Net investment income:
Ceded	(1,668)	(1,659)	23,023
Asset administration fees:
Ceded	(25,093)	(28,354)	(22,415)
Other income (loss):
Assumed	26	2,983	(475)
Ceded	168,056	142,267	44,260
Realized investment gains (losses), net:
Assumed	46,559	85,248	162,291
Ceded	(179,100)	(91,712)	(101,449)
Change in value of market risk benefits, net of related hedging gains (losses):
Assumed	958	2,626	(4,115)
Ceded	6,482	(124,816)	(186,996)
Policyholders’ benefits (including change in reserves):
Assumed		348	804
Ceded	(7,776,099)	(366,669)	(157,344)
Change in estimates of liability for future policy benefits:
Assumed	1,464	0	0
Ceded	(20,592)	96,014	(1,367)
Interest credited to policyholders’ account balances:
Assumed	25,705	39,263	16,243
Ceded	(99,881)	$ (24,550)	$ 0
Unaffiliated activity
Policyholders’ benefits (including change in reserves):
Assumed	$ (14,561)